GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year		¥ 1,021,454	¥ 217,394
Acquisition of Lagou		14,670	804,060
Balance at end of year	$ 150,698	¥ 1,036,124	¥ 1,021,454